Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025
Fidelity Advisor Strategic Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.53%
Past 5 years	1.78%
Past 10 years	3.02%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.03%)
Past 5 years	0.20%
Past 10 years	1.50%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.93%
Past 5 years	0.72%
Past 10 years	1.67%
Fidelity Advisor Strategic Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.89%
Past 5 years	1.82%
Past 10 years	2.83%
Fidelity Advisor Strategic Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.54%
Past 5 years	1.78%
Past 10 years	3.02%
Fidelity Advisor Strategic Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.00%
Past 5 years	2.86%
Past 10 years	3.69%
Fidelity Advisor Strategic Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.11%
Past 5 years	2.96%
Since Inception	3.67%	[1]
F0097
Average Annual Return:
Past 1 year	5.23%
Past 5 years	1.90%
Past 10 years	3.14%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]	A From October 2, 2018 .